Annual Total Returns - Fidelity® Tax-Free Bond Fund [BarChart] - 01.31 Fidelity Tax-Free Bond Fund PRO-09 - Fidelity® Tax-Free Bond Fund - Fidelity Tax-Free Bond Fund-Default	Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	10.90%
Annual Return 2012	8.18%
Annual Return 2013	(2.83%)
Annual Return 2014	10.73%
Annual Return 2015	3.21%
Annual Return 2016	0.37%
Annual Return 2017	6.43%
Annual Return 2018	0.86%
Annual Return 2019	8.57%
Annual Return 2020	5.01%